Leases - Additional Information (Details) - lease	Oct. 31, 2025	May 07, 2025	Mar. 17, 2025	Mar. 14, 2025	Jun. 30, 2026
Leases
Incremental borrowing rate					5.00%
Lease agreement over the office spaces in Limassol, Cyprus
Leases
Lease term	3 years	2 years	2 years
Lease renewal term	3 years
Rental increase following renewal	7.00%
Non cancellable period for accounting purposes.	2 years
Lessee operating, Number of lease agreements		2		2